Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 15,508	$ 16,295
Accumulated depreciation	(10,812)	(11,372)
Net property, plant and equipment	4,696	4,923
Land and industrial buildings
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	3,305	3,428
Plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	8,994	9,268
Assets sold with buy-back commitment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	2,235	2,640
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	196	149
Other
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 778	$ 810